Operating Lease Liabilities - Schedule of Maturity of the Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of the Operating Lease Liabilities [Abstract]
2024		$ 412,564
2025	484,043	233,984
2026	87,713	43,972
Total	$ 571,756	$ 690,520